UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Offshore Master Fund LP*

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  028-13397

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  Managing Member
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 14, 2009
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]


* Cobalt Offshore Master Fund LP ("COMF") is the successor to all Section 13(f) securities previously held by Cobalt Offshore Fund Limited (Form 13F File
   Number: 028-10571; CIK: 0001071570) ("COF"). As a result, COMF has succeeded to the Form 13F filing obligations of COF.

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     Form 13F File Number     Name
     --------------------     ---------------------------------
       028-04967                Cobalt Capital Management, Inc.





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